Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,505	$ 12,607	$ 7,219
Accounts receivable, net	49,201	92,444	304,873
Accounts receivable, other			1,011,128
Deposits	396,488
Other Current Assets	112,063	206,631	9,116
Total current assets	559,257	311,682	1,332,336
Other Assets:
Property, plant and equipment, net	236,278	262,243	470,703
Operating lease right-of-use assets	3,815,972	2,437,358	4,481,445
Deferred tax asset	111,949	111,949	111,949
Deposits			119,589
Total other assets		111,949	231,538
Total assets	4,723,456	3,123,232	6,516,022
Current liabilities:
Accounts payable and accrued expenses	9,279,593	8,410,879	9,777,530
Operating lease liabilities, current portion	515,020	299,244	486,806
Tax payable			215,146
Notes payable, current portion	22,669,266	19,217,018	11,099,954
Total current liabilities	32,463,879	27,927,141	21,579,436
Long term liabilities:
PPP loan payable	1,283,624	1,283,624	1,283,624
Operating lease liabilities, non-current portion	3,460,539	2,442,519	4,058,455
Convertible notes
Total liabilities	37,208,042	31,653,284	26,921,515
Stockholders’ equity (deficit):
Preferred Stock	1	1	1
Common stock, $0.001 par value, 100,000,000 shares authorized 32,958,288 and 32,958,288 shares issued and outstanding at December 31, 2023 and 2022, respectively	32,958	32,958	32,958
Additional paid-in capital	35,300,370	35,369,995	35,323,323
Treasury stock, 74,453 common shares, at cost
Accumulated deficit	(67,817,915)	(63,933,006)	(55,761,775)
Total stockholders’ equity (deficit)	(32,484,586)	(28,530,052)	(20,405,493)
Total liabilities and stockholders’ equity (deficit)	$ 4,723,456	3,123,232	6,516,022
Series A Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred Stock		$ 1	$ 1